Summary of Significant Accounting Policies - Schedule of Disaggregation Information of Revenues (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Product Information [Line Items]
Total revenue	$ 15,069,401	$ 1,919,693	$ 12,470,969
Point in time
Product Information [Line Items]
Total revenue	2,700,396	344,004	2,089,113
Over time
Product Information [Line Items]
Total revenue	12,369,005	1,575,689	10,381,856
Initial set up, installation and customization services
Product Information [Line Items]
Total revenue	2,032,523	258,923	1,106,009
Subscriptions
Product Information [Line Items]
Total revenue	6,772,897	862,800	5,407,403
Hosting, support and maintenance services
Product Information [Line Items]
Total revenue	2,845,614	362,504	2,331,269
Liquidity services
Product Information [Line Items]
Total revenue	667,873	85,080	983,104
White label services
Product Information [Line Items]
Total revenue	1,560,822	198,833	1,494,188
Quotes/news/package subscription services
Product Information [Line Items]
Total revenue	$ 1,189,672	$ 151,553	$ 1,148,996